Northern Lights Fund Trust II

Aftershock Strategies Fund

Incorporated herein by reference is the definitive version of the supplement for the Aftershock Strategies Fund pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on May 23, 2013 (SEC Accession No. 0000910472-13-002055).